Goodwill and impairment of goodwill - Roll-forward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill and impairment of goodwill
Goodwill at beginning of period	€ 70,010	€ 69,557
Impairment of goodwill	(69,404)
Exchange differences on goodwill	€ (606)	453
Goodwill at end of period		€ 70,010